Private Placement Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Private Placement Warrants [Abstract]
Schedule of change in fair value of warrant liability
Warrant Liability

Estimated fair value at December 31, 2020 (restated)	$833
Warrant liability assumed from the Business Combination	-
Change in estimated fair value	(809)
Estimated fair value at December 31, 2021	$24
Warrant liability assumed from the Business Combination	-
Change in estimated fair value	62
Estimated fair value at December 31, 2022	$86

Schedule of inputs and significant assumptions including volatility
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Stock price	$1.46	$1.18	$2.75
Exercise price	$11.50	$11.50	$11.50
Risk-free interest rate	4.39%	0.99%	0.28%
Expected term (in years)	2.12	3.12	4.12
Expected dividend yield	-	-	-
Expected volatility	60.0%	48.3%	45.5%